Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Company’s Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Company’s Consolidated Statements of Cash Flows:

	December 31,
	2019	2018	2017
(in thousands)
Cash and cash equivalents	$184,224	$141,590	$186,706
Restricted cash	14,801	2,929	1,916

Total cash, cash equivalents and restricted cash	$199,025	$144,519	$188,622

Schedule of Estimated Useful Lives

The following table provides the range of estimated useful lives used for each asset type:

Leasehold improvements	3 — 10 years
Furniture and fixtures	3 — 7 years
Computer hardware and other equipment	3 — 5 years
Software	3 — 5 years

Schedule of Disaggregated Revenues

Disaggregated revenues were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
(in thousands)
Sales brand-centric services	$321,770	$307,055	$918,176	$886,009
Sales retail-centric services	220,292	196,280	591,923	548,859

Total sales revenues	542,062	503,335	1,510,099	1,434,868

Marketing brand-centric services	111,077	119,209	289,796	330,145
Marketing retail-centric services	131,206	359,138	505,389	1,007,174

Total marketing revenues	242,283	478,347	795,185	1,337,319

Total revenues	$784,345	$981,682	$2,305,284	$2,772,187

Disaggregated revenues were as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017
Sales brand-centric services	$1,209,480	$1,177,989	$1,376,368
Sales retailer-centric services	745,225	679,015	212,076

Total sales revenues	1,954,705	1,857,004	1,588,444

Marketing brand-centric services	474,928	424,373	364,036
Marketing retailer-centric services	1,355,430	1,426,251	464,447

Total marketing revenues	1,830,358	1,850,624	828,483

Total revenues	$3,785,063	$3,707,628	$2,416,927

Schedule of Net Impact of the Adoption to the Line Items in the Consolidated Balance Sheet

The net impact of the adoption to the line items in the Consolidated Balance Sheet was as follows:

(in thousands)	December 31, 2018	ASU 2016-02	January 1, 2019
	(As Previously Reported)		(As Adjusted)
Assets
Other assets	$25,577	$98,839	$124,416
Liabilities
Other accrued expenses	$127,024	$33,473	$160,497
Other long-term liabilities	$103,860	$65,366	$169,226